Note 7 - Deferred Charges, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Deferred Charges [Text Block]
7.
Deferred Charges, net:

Deferred charges, net include the unamortized dry-docking and special survey costs. The amounts in the accompanying consolidated balance sheets are as follows:

Balance, January 1, 2020	$21,983
Additions	10,023
Amortization	(4,537)
Transfers and other movements	(726)
Balance, June 30, 2020	$26,743

During the
six
-month period ended
June 30, 2020,
seven
vessels underwent and completed their special surveys. During the six
-month period ended
June 30, 2019,
six
vessels underwent and completed their special surveys.
The amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of operations.